Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Variable Interest Entity [Line Items]
Total assets		¥ 5,796,434	¥ 21,067,585
Non-recourse loans		3,726	3,732
Investments		135,582	120,808
Maximum exposure to loss	[1]	171,837	160,496
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		8,556	8,602
Non-recourse loans		0	0
Investments		991	991
Maximum exposure to loss	[1]	991	991
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		38,647	35,812
Non-recourse loans		0	0
Investments		3,599	2,424
Maximum exposure to loss	[1]	3,599	2,424
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		4,208,616	19,170,411
Non-recourse loans		0	0
Investments		69,137	75,336
Maximum exposure to loss	[1]	98,991	108,678
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,090,183	1,355,962
Non-recourse loans		0	0
Investments		23,078	16,653
Maximum exposure to loss	[1]	23,087	16,670
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		27,448	29,539
Non-recourse loans		0	0
Investments		1,929	1,920
Maximum exposure to loss	[1]	1,929	1,920
Other VIEs
Variable Interest Entity [Line Items]
Total assets		422,984	467,259
Non-recourse loans		3,726	3,732
Investments		36,848	23,484
Maximum exposure to loss	[1]	¥ 43,240	¥ 29,813

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.